UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07657

Oppenheimer Developing Markets Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/29/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 29, 2013* Unaudited

	Shares	Value		Shares	Value
Common Stocks—93.6%			Textiles, Apparel & Luxury Goods (Continued)
Consumer Discretionary—15.5%			Salvatore Ferragamo SpA	4,487,872	$177,993,600

Automobiles—1.1%					1,460,442,166

Astra International Tbk PT	836,466,000	$436,139,228	Consumer Staples—20.0%

Diversified Consumer Services—3.3%			Beverages—8.6%
Estacio Participacoes SA1	39,761,750	340,581,575	AMBEV SA, ADR	16,712,000	126,342,720

Kroton Educacional SA1	19,848,545	336,034,397	Anadolu Efes Biracilik Ve Malt Sanayii AS	16,244,475	183,856,530

New Oriental Education & Technology Group, Inc., Sponsored ADR[1]	19,214,506	570,478,683	Carlsberg AS, Cl. B	6,635,608	726,650,262

		1,247,094,655	Diageo plc	8,775,067	279,764,495

Hotels, Restaurants & Leisure—2.2%			Fomento Economico Mexicano SAB de CV, UBD	42,745,123	411,893,910

Genting Bhd	150,713,000	477,314,010	Heineken NV	5,824,449	395,455,727

Home Inns & Hotels Management, Inc., ADR[1,2]	4,209,879	168,942,444	Nigerian Breweries plc	159,665,545	170,803,830

Jollibee Foods Corp.	51,465,463	207,752,856	Pernod-Ricard SA	3,453,550	391,075,011

		854,009,310	SABMiller plc	6,854,074	353,260,205

Household Durables—0.2%			Tsingtao Brewery Co. Ltd., Cl. H	15,156,000	127,511,628

MRV Engenharia e Participacoes SA1	24,074,400	95,324,772	United Spirits Ltd.	3,968,600	165,393,134

Internet & Catalog Retail—1.1%					3,332,007,452
B2W Cia Digital[1,2]	11,430,158	68,744,369	Food & Staples Retailing—5.7%

Ctrip.com International Ltd., ADR[1,2]	7,467,225	356,784,011	Almacenes Exito SA	10,903,912	174,643,218

		425,528,380	Almacenes Exito SA, GDR[4]	11,250,373	178,915,807

Media—2.2%			BIM Birlesik Magazalar AS	8,660,166	194,951,832
Grupo Televisa SAB, Sponsored ADR	15,910,406	485,426,487	Cencosud SA	86,259,011	313,124,822

Zee Entertainment Enterprises Ltd.[1]	94,716,065	394,240,514	CP ALL PCL	271,112,300	343,884,549

		879,667,001	InRetail Peru Corp.[2,4]	4,459,100	68,625,549

Multiline Retail—1.6%			Magnit	3,023,486	835,654,112
Lojas Americanas SA, Preference[1]	66,046,280	449,525,214	Shoprite Holdings Ltd.	4,980,120	87,329,986

Shinsegae Co. Ltd.[1]	705,145	170,792,740			2,197,129,875

		620,317,954	Food Products—3.8%

Textiles, Apparel & Luxury Goods—3.8%			Tingyi Cayman Islands Holding Corp.	208,152,000	619,857,118

Cie Financiere Richemont SA	4,056,659	410,710,970	Ulker Biskuvi Sanayi AS	14,058,655	115,216,850

LVMH Moet Hennessy Louis Vuitton SA	1,991,469	374,199,298	Unilever plc	9,609,651	387,906,238

Prada SpA	51,519,800	497,538,298	Want Want China Holdings Ltd.	238,277,000	354,502,630

					1,477,482,836

			Household Products—0.4% Hindustan Unilever Ltd.	9,882,545	94,053,203

1      OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value		Shares	Value
Household Products (Continued)			Commercial Banks (Continued)
Unilever Indonesia Tbk PT	32,278,500	$71,679,152	ICICI Bank Ltd., Sponsored ADR	13,028,930	$467,217,430

		165,732,355	Turkiye Garanti Bankasi AS	41,910,229	157,137,496

			Zenith Bank plc	664,615,633	89,370,663

Personal Products—1.5%					2,181,348,729

Colgate-Palmolive India Ltd.[1]	7,154,005	144,963,618	Diversified Financial Services—3.2%

Marico Ltd.	26,690,028	91,991,925	BM&FBovespa SA1	105,920,798	534,568,815

Natura Cosmeticos SA	20,026,800	370,342,776	Haci Omer Sabanci Holding AS	89,077,469	405,329,528

		607,298,319	Hong Kong Exchanges & Clearing Ltd.	16,471,832	290,459,025

Energy—9.9%			Marico Kaya Enterprises Ltd.2	533,800	32,589

Energy Equipment & Services—2.4%					1,230,389,957

China Oilfield Services Ltd., Cl. H	46,778,000	142,220,524	Insurance—1.5%

Eurasia Drilling Co. Ltd., GDR	4,096,289	178,230,825	AIA Group Ltd.	77,985,800	394,533,689

Tenaris SA, ADR	13,198,019	591,403,231	Sul America SA1	27,659,033	188,253,339

		911,854,580			582,787,028

Oil, Gas & Consumable Fuels—7.5%			Real Estate Management & Development—4.1%
BG Group plc	18,324,739	373,621,578	CapitaMalls Asia Ltd.	102,204,000	166,317,802

CNOOC Ltd.	217,941,000	446,723,403	DLF Ltd.	73,219,718	176,949,040

Genel Energy plc[2]	9,075,052	157,766,178	Hang Lung Group Ltd.	27,478,750	145,758,116

NovaTek OAO, Sponsored GDR	6,603,278	866,545,768	Hang Lung Properties Ltd.	189,280,881	637,153,092

Petroleo Brasileiro SA, Cl. A, Sponsored ADR	32,865,602	543,597,057	SM Prime Holdings, Inc.	732,394,672	274,396,185

Tullow Oil plc	34,546,186	490,942,189	Soho China Ltd.	219,669,000	198,326,228

		2,879,196,173			1,598,900,463

Financials—16.5%			Thrifts & Mortgage Finance—2.1%

Commercial Banks—5.6%			Housing Development Finance Corp. Ltd.	60,706,559	803,662,820

Banco Bradesco SA, ADR	20,926,470	277,694,257	Health Care—2.8%

Banco Davivienda SA, Preference	12,909,328	159,716,806	Health Care Equipment & Supplies—0.6%

Bancolombia SA, Sponsored ADR	2,862,085	145,193,572	Shandong Weigao Group Medical Polymer Co. Ltd., Cl. H1	175,850,000	240,817,317

Commercial International Bank Egypt SAE	29,796,471	186,171,131	Health Care Providers & Services—1.5%

Grupo Financiero Banorte SAB de CV, Cl. O	17,005,647	116,117,454	Apollo Hospitals Enterprise Ltd.[1]	11,409,748	152,829,286

Grupo Financiero Inbursa SAB de CV, Cl. O	83,218,367	222,173,864	Diagnosticos da America SA1	27,005,600	140,802,281

Guaranty Trust Bank plc	493,749,187	85,096,924	Sinopharm Group Co. Ltd., Cl. H1,5	93,383,600	279,796,690

HDFC Bank Ltd., ADR	8,301,963	275,459,132			573,428,257

2      OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value		Shares	Value
Pharmaceuticals—0.7%			Construction Materials (Continued)
Cipla Ltd.	30,788,534	$192,753,513	Semen Indonesia (Persero) Tbk PT	63,839,500	$68,139,799

Sun Pharmaceutical Industries Ltd.	7,109,291	65,182,537	Ultratech Cement Ltd.	9,703,741	296,846,293

		257,936,050			738,172,366

Industrials—2.9%			Metals & Mining—2.7%

Aerospace & Defense—0.7%			Alrosa AO	159,112,850	168,030,330

Embraer SA, ADR	8,984,252	278,601,654	Anglo American plc	13,409,480	294,688,979

Industrial Conglomerates—1.4%			Glencore Xstrata plc[2]	112,036,610	565,174,511

Jardine Strategic Holdings Ltd.	8,418,215	270,016,940			1,027,893,820

SM Investments Corp.	15,810,406	272,696,704	Telecommunication Services—2.9%

		542,713,644	Wireless Telecommunication Services—2.9%

Transportation Infrastructure—0.8%			America Movil SAB de CV, Series L, ADR	31,502,552	732,119,308

DP World Ltd.[3]	17,386,824	256,997,168	MTN Group Ltd.	19,167,140	372,476,426

DP World Ltd.[3]	3,428,101	55,158,145			1,104,595,734

		312,155,313	Total Common Stocks

Information Technology—17.9%			(Cost $28,809,503,152)		36,104,697,924

			Investment Company—6.3%
Internet Software & Services—13.2%			Oppenheimer Institutional Money
Baidu, Inc., Sponsored ADR[2]	12,476,085	2,078,141,478	Market Fund, Cl. E, 0.09%[1,6]

MercadoLibre, Inc.[1]	1,360,503	150,621,287	(Cost $2,444,137,298)	2,444,137,298	2,444,137,298

Naver Corp.[1]	817,877	533,726,641	Total Investments, at Value

Tencent Holdings Ltd.	21,310,900	1,240,091,179	(Cost $31,253,640,450)	99.9%	38,548,835,222

			Assets in Excess of Other
Yandex NV, Cl. A2	21,098,698	838,673,245	Liabilities	0.1	42,891,272

Youku Tudou, Inc., ADR[1,2]	7,561,870	213,093,497	Net Assets	100.0%	$38,591,726,494

		5,054,347,327

IT Services—2.8%
Infosys Ltd.	14,450,397	776,255,833

Tata Consultancy Services Ltd.	9,916,961	318,225,819

		1,094,481,652

Semiconductors & Semiconductor Equipment—1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	201,413,429	713,526,231

Materials—5.2%

Chemicals—0.5%
Asian Paints Ltd.	22,235,219	179,714,506

Construction Materials—2.0%
Ambuja Cements Ltd.	60,468,289	179,628,400

Cementos Argos SA, Preference	18,663,050	88,883,168

Indocement Tunggal Prakarsa Tbk PT	66,536,500	104,674,706

3      OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

  *November 29, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 29, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 30, 2013[a]	Gross Additions	Gross Reductions	Shares November 29, 2013
Apollo Hospitals Enterprise Ltd.	10,927,194	482,554	—	11,409,748
B2W Cia Digital	11,430,158	—	—	11,430,158
BM&FBovespa SA	102,094,998	3,825,800	—	105,920,798
Colgate-Palmolive India Ltd.	7,141,172	12,833	—	7,154,005
Ctrip.com International Ltd., ADR	9,477,513	—	2,010,288	7,467,225
Diagnosticos da America SA	27,005,600	—	—	27,005,600
Estacio Participacoes SA	39,761,750	—	—	39,761,750
Home Inns & Hotels Management, Inc., ADR	5,075,273	—	865,394	4,209,879
Kroton Educacional SA	19,848,545	—	—	19,848,545
Lojas Americanas SA, Preference	64,689,480	1,356,800	—	66,046,280
MercadoLibre, Inc.[b]	2,357,155	—	996,652	1,360,503
MRV Engenharia e Participacoes SA	34,231,900	—	10,157,500	24,074,400
Naver Corp.[b]	1,833,767	—	1,015,890	817,877
New Oriental Education & Technology
Group, Inc., Sponsored ADR	19,214,506	—	—	19,214,506
NHN Entertainment Corp.	843,654	—	843,654	—
Oppenheimer Institutional Money
Market Fund, Cl. E	1,543,137,005	1,899,050,575	998,050,282	2,444,137,298
Shandong Weigao Group Medical
Polymer Co. Ltd., Cl. H	175,850,000	—	—	175,850,000
Shinsegae Co. Ltd.	705,145	—	—	705,145
Sinopharm Group Co. Ltd., Cl. H	93,383,600	—	—	93,383,600
Sul America SA	27,659,033	—	—	27,659,033
Youku Tudou, Inc., ADR	7,561,870	—	—	7,561,870
Zee Entertainment Enterprises Ltd.	94,716,065	—	—	94,716,065

4      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments (Continued)

	Value		Income	Realized Gain (Loss)
Apollo Hospitals Enterprise Ltd.	$152,829,286		$—	$—
B2W Cia Digital	68,744,369		—	—
BM&FBovespa SA	534,568,815		5,187,101	—
Colgate-Palmolive India Ltd.	144,963,618		1,031,299	—
Ctrip.com International Ltd., ADR	356,784,011		—	34,229,607
Diagnosticos da America SA	140,802,281		—	—
Estacio Participacoes SA	340,581,575		—	—
Home Inns & Hotels Management, Inc., ADR	168,942,444		—	(3,933,299)
Kroton Educacional SA	336,034,397		964,511	—
Lojas Americanas SA, Preference	449,525,214		667,492	—
MercadoLibre, Inc.[b]	—	[c]	273,104	43,084,351
MRV Engenharia e Participacoes SA	95,324,772		—	(18,005,502)
Naver Corp.[b]	—	[c]	—	336,293,031
New Oriental Education & Technology Group, Inc., Sponsored
ADR	570,478,683		6,340,787	—
NHN Entertainment Corp.	—		—	37,941,700
Oppenheimer Institutional Money Market Fund, Cl. E	2,444,137,298		515,949	—
Shandong Weigao Group Medical Polymer Co. Ltd., Cl. H	240,817,317		755,417	—
Shinsegae Co. Ltd.	170,792,740		—	—
Sinopharm Group Co. Ltd., Cl. H	279,796,690		—	—
Sul America SA	188,253,339		447,849	—
Youku Tudou, Inc., ADR	213,093,497		—	—
Zee Entertainment Enterprises Ltd.	394,240,514		—	—

	$7,290,710,860		$16,183,509	$429,609,888

a. August 30, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes.

b. No longer an affiliate as of November 29, 2013.

c. The security is no longer an affiliate; therefore, the value has been excluded from this table.

2. Non-income producing security.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $247,541,356 or 0.64% of the Fund’s net assets as of November 29, 2013.

5. Restricted security. The aggregate value of restricted securities as of November 29, 2013 was $279,796,690, which represents 0.73% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Sinopharm Group Co. Ltd., Cl. H	6/6/12-4/26/13	$282,028,078	$279,796,690	$2,231,388

6. Rate shown is the 7-day yield as of November 29, 2013.

5      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
China	$7,037,286,830	18.3%
India	4,775,399,592	12.4
Brazil	3,750,413,226	9.7
Russia	2,887,134,280	7.5
United States	2,444,137,298	6.3
United Kingdom	2,337,949,862	6.1
Mexico	1,967,731,023	5.1
Hong Kong	1,737,920,862	4.5
Turkey	1,056,492,236	2.7
Switzerland	975,885,481	2.5
France	765,274,309	2.0
Philippines	754,845,745	2.0
Colombia	747,352,571	1.9
Denmark	726,650,262	1.9
Taiwan	713,526,231	1.9
South Korea	704,519,381	1.8
Italy	675,531,898	1.8
Indonesia	680,632,885	1.8
Luxembourg	591,403,231	1.5
Malaysia	477,314,010	1.2
South Africa	459,806,412	1.2
Netherlands	395,455,727	1.0
Nigeria	345,271,417	0.9
Thailand	343,884,549	0.9
Chile	313,124,822	0.8
United Arab Emirates	312,155,313	0.8
Egypt	186,171,131	0.5
Singapore	166,317,802	0.4
Argentina	150,621,287	0.4
Peru	68,625,549	0.2

Total	$38,548,835,222	100.0%

6      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

7      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

8      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

9      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of November 29, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,581,631,625	$4,436,891,841	$—	$6,018,523,466
Consumer Staples	641,031,099	7,138,619,738	—	7,779,650,837
Energy	1,135,000,288	2,656,050,465	—	3,791,050,753
Financials	1,340,031,978	5,057,024,430	32,589	6,397,088,997
Health Care	—	1,072,181,624	—	1,072,181,624
Industrials	333,759,799	799,710,812	—	1,133,470,611
Information Technology	3,280,529,507	3,581,825,703	—	6,862,355,210
Materials	—	1,945,780,692	—	1,945,780,692
Telecommunication Services	732,119,308	372,476,426	—	1,104,595,734
Investment Company	2,444,137,298	—	—	2,444,137,298

Total Assets	$11,488,240,902	$27,060,561,731	$32,589	$38,548,835,222

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

10      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Transfers into Level 1*	Transfers out of Level 1**	Transfers into Level 2**	Transfer out of Level 2*
Assets Table
Investments, at Value:
Commons Stocks
Consumer Discretionary	$–	$(3,345,695,005)	$3,345,695,005	$–
Consumer Staples	167,292,417	(5,468,776,978)	5,468,776,978	(167,292,417)
Energy	–	(2,444,930,663)	2,444,930,663	–
Financials	–	(4,269,143,118)	4,269,143,118	–
Health Care	–	(965,572,417)	965,572,417	–
Industrials	–	(692,176,979)	692,176,979	–
Information Technology	–	(3,241,557,753)	3,241,557,753	–
Materials	–	(1,305,380,654)	1,305,380,654	–
Telecommunication Services	–	(350,204,393)	350,204,393	–

Total Assets	$167,292,417	$(22,083,437,960)	$22,083,437,960	$(167,292,417)

*Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price.

**Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

Restricted Securities

As of November 29, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 29, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$31,278,982,915
Federal tax cost of other investments	(3,242,381)

Total federal tax cost	$31,275,740,534

Gross unrealized appreciation	$10,169,482,541
Gross unrealized depreciation	(2,906,672,134)

Net unrealized appreciation	$7,262,810,407

11      OPPENHEIMER DEVELOPING MARKETS FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/29/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	1/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	1/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/13/2014